INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Intangible assets with determined useful life
Balance at the beginning of the year	R$ 9,649,789	R$ 180,311
Business combination		308,681
Additions	513	17,715
Fair value adjustment on business combination		702
Amortization	(491,593)	(74,332)
Exchange rate variation		2,930
Transfers and others	3,374	26,263
Balance at the end of the year	R$ 9,162,083	9,649,789
Non-compete agreement
Intangible assets with determined useful life
Averate rate %	5.00%
Balance at the beginning of the year	R$ 2,150
Balance at the end of the year	R$ 1,810	2,150
Research and development agreement
Intangible assets with determined useful life
Averate rate %	19.00%
Balance at the beginning of the year	R$ 74,643
Balance at the end of the year	R$ 70,457	74,643
Port concession
Intangible assets with determined useful life
Averate rate %	4.00%
Balance at the beginning of the year	R$ 219,256
Balance at the end of the year	R$ 214,431	219,256
Lease agreements
Intangible assets with determined useful life
Averate rate %	17.00%
Balance at the beginning of the year	R$ 36,871
Balance at the end of the year	33,122	36,871
Supplier agreements, 13% to 100%
Intangible assets with determined useful life
Balance at the beginning of the year	99,997
Balance at the end of the year	R$ 92,590	99,997
Supplier agreements, 13% to 100% | Minimum
Intangible assets with determined useful life
Averate rate %	13.00%
Supplier agreements, 13% to 100% | Maximum
Intangible assets with determined useful life
Averate rate %	100.00%
Port services agreements
Intangible assets with determined useful life
Averate rate %	4.00%
Balance at the beginning of the year	R$ 665,228
Balance at the end of the year	R$ 656,166	665,228
Cultivars
Intangible assets with determined useful life
Averate rate %	14.00%
Balance at the beginning of the year	R$ 122,352
Balance at the end of the year	R$ 112,156	122,352
Development and implementation of systems
Intangible assets with determined useful life
Averate rate %	20.00%
Balance at the beginning of the year	R$ 1,687
Balance at the end of the year	1,534	1,687
Trademarks and patents
Intangible assets with determined useful life
Balance at the beginning of the year	20,649
Balance at the end of the year	R$ 17,368	20,649
Trademarks and patents | Minimum
Intangible assets with determined useful life
Averate rate %	5.00%
Trademarks and patents | Maximum
Intangible assets with determined useful life
Averate rate %	10.00%
Supplier agreements, 5%
Intangible assets with determined useful life
Averate rate %	5.00%
Balance at the beginning of the year	R$ 51,562
Balance at the end of the year	46,406	51,562
Customer portfolio
Intangible assets with determined useful life
Balance at the beginning of the year	8,217,192
Balance at the end of the year	R$ 7,801,989	8,217,192
Customer portfolio | Minimum
Intangible assets with determined useful life
Averate rate %	2.50%
Customer portfolio | Maximum
Intangible assets with determined useful life
Averate rate %	9.00%
Software
Intangible assets with determined useful life
Averate rate %	20.00%
Balance at the beginning of the year	R$ 135,668
Balance at the end of the year	107,277	135,668
Others
Intangible assets with determined useful life
Balance at the beginning of the year	2,534
Balance at the end of the year	R$ 6,777	2,534
Gross
Intangible assets with determined useful life
Fair value adjustment on business combination		(10,159,550)
Gross | Port concession
Intangible assets with determined useful life
Fair value adjustment on business combination		54,470
Gross | Lease agreements
Intangible assets with determined useful life
Fair value adjustment on business combination		44,371
Gross | Supplier agreements
Intangible assets with determined useful life
Fair value adjustment on business combination		172,094
Gross | Port services agreements
Intangible assets with determined useful life
Fair value adjustment on business combination		694,590
Gross | Cultivars
Intangible assets with determined useful life
Fair value adjustment on business combination		142,744
Gross | Customer portfolio
Intangible assets with determined useful life
Fair value adjustment on business combination		9,030,779
Gross | Software
Intangible assets with determined useful life
Fair value adjustment on business combination		20,502
Accumulated Depreciation and Amortization
Intangible assets with determined useful life
Fair value adjustment on business combination		(15,454)
Accumulated Depreciation and Amortization | Port concession
Intangible assets with determined useful life
Business combination		(2,147)
Accumulated Depreciation and Amortization | Lease agreements
Intangible assets with determined useful life
Business combination		(7,499)
Accumulated Depreciation and Amortization | Supplier agreements
Intangible assets with determined useful life
Business combination		(72,097)
Accumulated Depreciation and Amortization | Port services agreements
Intangible assets with determined useful life
Business combination		(29,362)
Accumulated Depreciation and Amortization | Cultivars
Intangible assets with determined useful life
Business combination		(20,392)
Accumulated Depreciation and Amortization | Customer portfolio
Intangible assets with determined useful life
Business combination		(820,980)
Accumulated Depreciation and Amortization | Software
Intangible assets with determined useful life
Business combination		(4,100)
Accumulated Depreciation and Amortization | Fibria
Intangible assets with determined useful life
Fair value adjustment on business combination		R$ (956,577)